Financial instruments (Details) - Schedule of debt weighted average - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Current assets	R$ 17	R$ 4
Non-current assets	105	28
Current liabilities	833	613
Non-current liabilities	R$ 11,302	7,420
Debentures and Promissory Notes [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 1.55% per year
Total current	R$ 532	194
Weighted average rate	CDI + 1.46% per year
Total non-current	R$ 10,144	6,329
Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total non-current	11,197	7,392
Total	12,013	8,001
Debentures and Promissory Notes [Member] | Borrowing Costs [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	(22)	(14)
Total non-current	(80)	(63)
Debentures and Promissory Notes [Member] | Total Debentures and Promissory Notes [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	510	180
Total non-current	10,064	6,266
Borrowings and Financing in Domestic Currency [Member] | Borrowing Costs [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	R$ (4)	(4)
Borrowings and Financing in Domestic Currency [Member] | Working Capital [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	TR + 9.80%
Total current	R$ 12	14
Borrowings and Financing in Domestic Currency [Member] | Working Capital One [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 1.83% per year
Total current	R$ 26	419
Borrowings and Financing in Domestic Currency [Member] | Total Domestic Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	R$ 34	429
In Foreign Currency [Member] | Working Capital [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	USD + 1.06% per year
Total current	R$ 272	1
In Foreign Currency [Member] | Total Foreign Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	272	1
In Foreign Currency [Member] | Total of Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	306	430
Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current	R$ 816	609
Derivative Financial Instruments [Member] | Swap Contracts [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 0.86% per year
Total current	R$ (17)	(4)
Derivative Financial Instruments [Member] | Swap Contracts One [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 1.35% per year
Total current	R$ 17	3
Derivative Financial Instruments [Member] | Total Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total current		(1)
Working Capital [Member] | Borrowings and Financing in Domestic Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	TR + 9.80%
Total non-current	R$ 41	47
Working Capital [Member] | In Foreign Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	USD + 1.06% per year
Total non-current		279
Working Capital One [Member] | Borrowings and Financing in Domestic Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 1.47% per year
Total non-current	R$ 1,200	800
Borrowing Costs [Member] | Borrowings and Financing in Domestic Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total non-current	(3)	(5)
Total Domestic Currency [Member] | Borrowings and Financing in Domestic Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total non-current	1,238	842
Total Foreign Currency [Member] | In Foreign Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total non-current		279
Total of Borrowings and Financing [Member] | In Foreign Currency [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total non-current	R$ 1,238	1,121
Swap Contracts [Member] | Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 0.85% per year
Total non-current	R$ (105)	(28)
Swap Contracts One [Member] | Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Weighted average rate	CDI + 1.35% per year
Total non-current		33
Total Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of debt weighted average [Line Items]
Total non-current	R$ (105)	R$ 5